Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 6,738	$ 6,022	$ 5,884
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	(1,221)	(551)	1,612
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	530	403	301
Income tax effect	235	50	(651)
Reclassification adjustment for gains on available-for-sale securities included in net income	(1)	(56)	(133)
Income tax effect		19	45
Other comprehensive income (loss)	(457)	(135)	1,174
Total comprehensive income	$ 6,281	$ 5,887	$ 7,058